Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Income from continuing operations									$ 9,938	$ 37,273	$ 81,573
Loss from discontinued operations, net of tax									(2,418)	(2,706)	(93)
Net income	$ 776	$ 1,372	$ (1,106)	$ 7,263	$ 4,151	$ 7,505	$ 6,548	$ 16,363	$ 7,520	$ 34,567	$ 81,480
Denominator
Basic weighted average common shares outstanding									105,221,000	108,098,000	108,057,000
Dilutive effect of Common Stock Equivalents (in shares)									762,000	851,000	1,411,000
Diluted weighted average common shares outstanding									105,983,000	108,949,000	109,468,000
Basic net income per share
Continuing operations									$ 0.09	$ 0.34	$ 0.75
Discontinued operations									$ (0.02)	$ (0.03)	$ 0.00
Basic net income per share	$ 0.01	$ 0.01	$ (0.01)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.15	$ 0.07	$ 0.32	$ 0.75
Diluted net income per share
Continuing operations									$ 0.09	$ 0.34	$ 0.75
Discontinued operations									$ (0.02)	$ (0.02)	$ 0.00
Diluted net income per share	$ 0.01	$ 0.01	$ (0.01)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.15	$ 0.07	$ 0.32	$ 0.74
Antidilutive securities
Stock options and restricted stock units excluded from the calculation of diluted earnings per share									3,500,000	1,900,000	2,600,000